COMMON STOCK TO BE ISSUED (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 21, 2014	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity		$ 1,690		$ 5,000			$ 2,084,115
Warrants, Term of Warrants			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.38	$ 0.20
Common Stock to be Issued, Shares		30,000				30,000	300,000	15,000
Class of Warrant or Rights, Granted	300,000			40,000		453,380	12,256,953	707,860
Sale of Stock and Warrant to be Issued [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 3,000
Common Stock, Shares Subscribed but Unissued							30,000
Warrants, Term of Warrants							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.10
Stock to be issued [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity					$ 24,000		$ 16,500
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.20		$ 0.10
Common Stock to be Issued, Shares							165,000
Class of Warrant or Rights, Granted					120,000		30,000
Proceeds from Issuance of Private Placement							$ 3,000
Stock to be issued [Member] | Warrants at $0.38 [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 15,000
Warrants, Term of Warrants							4 years
Common Stock to be Issued, Shares							150,000
Minimum [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.10				$ 0.10
Minimum [Member] | Stock to be issued [Member] | Warrants at $0.38 [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.38